Internet UltraSector ProFund Expense Example - Internet UltraSector ProFund	Jul. 31, 2025 USD ($)
Investor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 151
Expense Example, with Redemption, 3 Years	468
Expense Example, with Redemption, 5 Years	808
Expense Example, with Redemption, 10 Years	1,768
Service
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	251
Expense Example, with Redemption, 3 Years	773
Expense Example, with Redemption, 5 Years	1,321
Expense Example, with Redemption, 10 Years	$ 2,816